Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 22, 2011
Registrant Name	dei_EntityRegistrantName	Adviser Managed Trust
Central Index Key	dei_EntityCentralIndexKey	0001502608
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 22, 2011
Tactical Offensive Equity Fund (Prospectus Summary) | Tactical Offensive Equity Fund | Tactical Offensive Equity Fund-Tactical Offensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCOEX
Tactical Offensive Fixed Income Fund (Prospectus Summary) | Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund-Tactical Offensive Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCOFX
Tactical Defensive Fund (Prospectus Summary) | Tactical Defensive Fund | Tactical Defensive Fund-Tactical Defensive Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCDFX

Tactical Offensive Equity Fund (Prospectus Summary) | Tactical Offensive Equity Fund
TACTICAL OFFENSIVE EQUITY FUND
Investment Goal
Capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tactical Offensive Equity Fund Tactical Offensive Equity Fund-Tactical Offensive Equity Fund
Management Fees	[1]	0.70%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.55%
Total Annual Fund Operating Expenses		1.25%
[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Tactical Offensive Equity Fund Tactical Offensive Equity Fund-Tactical Offensive Equity Fund
Expense Example, With Redemption, 1 Year	127
Expense Example, With Redemption, 3 Years	397

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager
(Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients'
assets among the Fund, the Tactical Offensive Fixed Income Fund, the Tactical
Defensive Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed
Strategy). The Financial Adviser is not the adviser to the Fund, and is not affiliated with SEI Investments Management Corporation (SIMC), the adviser to the Fund. The Adviser Managed Strategy is based on models developed by the
Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the
Financial Adviser will request the redemption of all of the shares for which the
Financial Adviser exercises investment discretion. The Financial Adviser's redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the
Financial Adviser exercises investment discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange-traded funds (ETFs) that are designed to track the performance of the broad equity market. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund when the Fund is not an active component of the Adviser Managed Strategy.

Investment Strategy

Under normal circumstances and when the Fund is an active component of the
Adviser Managed Strategy, the Fund will invest at least 80% of its net assets in equity securities of U.S. and non-U.S. issuers of various market capitalizations and industries. The equity securities the Fund may purchase include common stocks, preferred stocks, depository receipts and exchange-traded funds (ETFs)
that are designed to track an underlying basket of equity securities. The Fund may also invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall level of risk. It is expected that the Fund will invest at least 60% of its assets in common stocks and other equity securities of issuers located in the United States and up to 40% of its assets in common stocks and other equity securities of issuers located outside the United States, although these percentages may vary depending on the adviser's assessment of the markets. With respect to its investment in issuers located outside the United
States, the Fund will invest primarily in companies located in developed countries, but may also invest up to 20% of its assets in companies located in emerging markets.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks
Adviser Managed Strategy Risk - The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed
Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser
tactically shifts its clients' assets among the Fund, the Tactical Offensive
Fixed Income Fund, the Tactical Defensive Fund and a money market fund affiliated with the Fund. These asset shifts among the Funds in the Adviser
Managed Strategy (i.e., an exchange of shares of one Fund for shares of another
Fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed
Strategy, substantially all of the Fund's assets will be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies, and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash and the Fund will not be invested pursuant to its investment strategy during such time. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values, or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may also be required to purchase portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Credit Risk - The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk - As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S.
dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk - The Fund's use of futures and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
The Fund's use of over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.
Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Medium Cap/Small Cap Risk - The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information
As of February 16, 2011, the Fund had not commenced operations, and therefore did not have a performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 16, 2011
Tactical Offensive Equity Fund (Prospectus Summary) | Tactical Offensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TACTICAL OFFENSIVE EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager
(Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients'
assets among the Fund, the Tactical Offensive Fixed Income Fund, the Tactical
Defensive Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed
Strategy). The Financial Adviser is not the adviser to the Fund, and is not affiliated with SEI Investments Management Corporation (SIMC), the adviser to the Fund. The Adviser Managed Strategy is based on models developed by the
Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the
Financial Adviser will request the redemption of all of the shares for which the
Financial Adviser exercises investment discretion. The Financial Adviser's redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the
Financial Adviser exercises investment discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange-traded funds (ETFs) that are designed to track the performance of the broad equity market. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund when the Fund is not an active component of the Adviser Managed Strategy.

Investment Strategy

Under normal circumstances and when the Fund is an active component of the
Adviser Managed Strategy, the Fund will invest at least 80% of its net assets in equity securities of U.S. and non-U.S. issuers of various market capitalizations and industries. The equity securities the Fund may purchase include common stocks, preferred stocks, depository receipts and exchange-traded funds (ETFs)
that are designed to track an underlying basket of equity securities. The Fund may also invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall level of risk. It is expected that the Fund will invest at least 60% of its assets in common stocks and other equity securities of issuers located in the United States and up to 40% of its assets in common stocks and other equity securities of issuers located outside the United States, although these percentages may vary depending on the adviser's assessment of the markets. With respect to its investment in issuers located outside the United
States, the Fund will invest primarily in companies located in developed countries, but may also invest up to 20% of its assets in companies located in emerging markets.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Adviser Managed Strategy Risk - The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed
Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser
tactically shifts its clients' assets among the Fund, the Tactical Offensive
Fixed Income Fund, the Tactical Defensive Fund and a money market fund affiliated with the Fund. These asset shifts among the Funds in the Adviser
Managed Strategy (i.e., an exchange of shares of one Fund for shares of another
Fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed
Strategy, substantially all of the Fund's assets will be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies, and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash and the Fund will not be invested pursuant to its investment strategy during such time. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values, or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may also be required to purchase portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Credit Risk - The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk - As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S.
dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk - The Fund's use of futures and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
The Fund's use of over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.
Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Medium Cap/Small Cap Risk - The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of February 16, 2011, the Fund had not commenced operations, and therefore did not have a performance history.

Tactical Offensive Equity Fund | Tactical Offensive Equity Fund-Tactical Offensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397

[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.

Tactical Offensive Fixed Income Fund (Prospectus Summary) | Tactical Offensive Fixed Income Fund
TACTICAL OFFENSIVE FIXED INCOME FUND
Investment Goal
Total return.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tactical Offensive Fixed Income Fund Tactical Offensive Fixed Income Fund-Tactical Offensive Fixed Income Fund
Management Fees	[1]	0.35%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.54%
Total Annual Fund Operating Expenses		0.89%
[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Tactical Offensive Fixed Income Fund Tactical Offensive Fixed Income Fund-Tactical Offensive Fixed Income Fund
Expense Example, With Redemption, 1 Year	91
Expense Example, With Redemption, 3 Years	284

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager
(Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients'
assets among the Fund, the Tactical Offensive Equity Fund, the Tactical
Defensive Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed
Strategy). The Financial Adviser is not the adviser to the Fund, and is not affiliated with SIMC, the adviser to the Fund. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the
Financial Adviser will request the redemption of all of the shares for which the
Financial Adviser exercises investment discretion. The Financial Adviser's redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the
Financial Adviser exercises discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an
active component of the Adviser Managed Strategy, the Fund may invest up to 100%
of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's investment goal. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the
Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund when the Fund is not an active component of the
Adviser Managed Strategy.

Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade (also known as high yield securities or junk bonds) U.S.
and foreign, including emerging market, corporate and government fixed income securities. These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury, such as obligations issued by
U.S. Government sponsored entities, emerging market debt, asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations, as well as entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of U.S. fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. In addition, SIMC will directly manage a portion of the Fund's portfolio.

The Fund invests primarily in investment grade securities (those rated AAA, AA,
A or BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). Securities rated below investment grade are sometimes referred to as "high yield" securities or "junk bonds." The
Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

As stated above, when the Fund is not an active component of the Adviser Managed
Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks
Adviser Managed Strategy Risk - The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed
Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser
tactically shifts its clients' assets among the Fund, the Tactical Offensive
Equity Fund, the Tactical Defensive Fund and a money market fund affiliated with the Fund. These asset shifts among the Funds in the Adviser Managed Strategy
(i.e., an exchange of shares of one Fund for shares of another Fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantially all of the Fund's assets will be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies, and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash and the Fund will not be invested pursuant to its investment strategy during such time. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values, or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the
Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may also be required to purchase portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so.
When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may not be consistent with the Fund's investment goal and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset-Backed Securities Risk - Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities Risk - Fixed income securities rated below investment grade (also known as high yield securities or junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Corporate Fixed Income Securities Risk - Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk - The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk - As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S.
dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk - The Fund's use of futures, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk.
Leverage and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
The Fund's use of swaps and over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk - The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk - The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Mortgage-Backed Securities Risk - Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. additional capital gains tax liabilities.

Prepayment Risk - The risk that with declining interest rates, fixed income securities with stated maturities may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Performance Information
As of February 16, 2011, the Fund had not commenced operations, and therefore did not have a performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 16, 2011
Tactical Offensive Fixed Income Fund (Prospectus Summary) | Tactical Offensive Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TACTICAL OFFENSIVE FIXED INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager
(Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients'
assets among the Fund, the Tactical Offensive Equity Fund, the Tactical
Defensive Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed
Strategy). The Financial Adviser is not the adviser to the Fund, and is not affiliated with SIMC, the adviser to the Fund. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the
Financial Adviser will request the redemption of all of the shares for which the
Financial Adviser exercises investment discretion. The Financial Adviser's redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the
Financial Adviser exercises discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an
active component of the Adviser Managed Strategy, the Fund may invest up to 100%
of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's investment goal. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the
Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund when the Fund is not an active component of the
Adviser Managed Strategy.

Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade (also known as high yield securities or junk bonds) U.S.
and foreign, including emerging market, corporate and government fixed income securities. These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury, such as obligations issued by
U.S. Government sponsored entities, emerging market debt, asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations, as well as entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of U.S. fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. In addition, SIMC will directly manage a portion of the Fund's portfolio.

The Fund invests primarily in investment grade securities (those rated AAA, AA,
A or BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). Securities rated below investment grade are sometimes referred to as "high yield" securities or "junk bonds." The
Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

As stated above, when the Fund is not an active component of the Adviser Managed
Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Adviser Managed Strategy Risk - The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed
Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser
tactically shifts its clients' assets among the Fund, the Tactical Offensive
Equity Fund, the Tactical Defensive Fund and a money market fund affiliated with the Fund. These asset shifts among the Funds in the Adviser Managed Strategy
(i.e., an exchange of shares of one Fund for shares of another Fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantially all of the Fund's assets will be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies, and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash and the Fund will not be invested pursuant to its investment strategy during such time. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values, or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the
Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may also be required to purchase portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so.
When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may not be consistent with the Fund's investment goal and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset-Backed Securities Risk - Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities Risk - Fixed income securities rated below investment grade (also known as high yield securities or junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Corporate Fixed Income Securities Risk - Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk - The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk - As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S.
dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk - The Fund's use of futures, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk.
Leverage and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
The Fund's use of swaps and over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk - The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk - The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Mortgage-Backed Securities Risk - Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. additional capital gains tax liabilities.

Prepayment Risk - The risk that with declining interest rates, fixed income securities with stated maturities may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of February 16, 2011, the Fund had not commenced operations, and therefore did not have a performance history.

Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund-Tactical Offensive Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284

[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.

Tactical Defensive Fund (Prospectus Summary) | Tactical Defensive Fund
TACTICAL DEFENSIVE FUND
Investment Goal
Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tactical Defensive Fund Tactical Defensive Fund-Tactical Defensive Fund
Management Fees	[1]	0.30%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.51%
Total Annual Fund Operating Expenses		0.81%
[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Tactical Defensive Fund Tactical Defensive Fund-Tactical Defensive Fund
Expense Example, With Redemption, 1 Year	83
Expense Example, With Redemption, 3 Years	259

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager
(Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients'
assets among the Fund, the Tactical Offensive Fixed Income Fund, the Tactical
Offensive Equity Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions
(Adviser Managed Strategy). The Financial Adviser is not the adviser to the
Fund, and is not affiliated with SIMC, the adviser to the Fund. The Adviser
Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the
Financial Adviser will request the redemption of all of the shares for which the
Financial Adviser exercises investment discretion. The Financial Adviser's redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the
Financial Adviser exercises discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an
active component of the Adviser Managed Strategy, the Fund may invest up to 100%
of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations. While such investments are consistent with the
Fund's investment goal, investments made by the Fund when it is not an active component of the Adviser Managed Strategy may differ in certain respects (e.g., higher credit quality, shorter duration, and/or shorter maturity) than investments made by the Fund when the Fund is an active component of the Adviser
Managed Strategy. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the Fund. SIMC, the
Financial Adviser or one or more of their affiliates will be the only investors in the Fund when the Fund is not an active component of the Adviser Managed
Strategy.

Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities. The Fund primarily invests in: (i)
U.S. Treasury obligations, including U.S. Treasury inflation-protected securities (TIPs), and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities such as those issued by the Government National
Mortgage Association (GNMA or Ginnie Mae); (ii) securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage
Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation
(FHLMC or Freddie Mac); and (iii) repurchase agreements collateralized by such obligations. In addition, the Fund may invest in mortgage dollar rolls and when-issued and delayed delivery securities. The Fund may also invest in futures contracts, forward contracts and interest rate swaps for speculative or hedging purposes. Futures, forwards and interest rate swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity.
Entities sponsored by the U.S. government are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the
United States government.

Using a top-down strategy and bottom-up security selection, each Sub-Adviser seeks attractively-valued securities with competitive yields. Each Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio.
Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Adviser will strive to maintain a portfolio duration of up to four years under normal market conditions. In addition, SIMC will directly manage a portion of the Fund's portfolio.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks
Adviser Managed Strategy Risk - The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed
Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser
tactically shifts its clients' assets among the Fund, the Tactical Offensive
Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Fund. These asset shifts among the Funds in the Adviser
Managed Strategy (i.e., an exchange of shares of one Fund for shares of another
Fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed
Strategy, substantially all of the Fund's assets will be periodically redeemed and repurchased at the direction of the Financial Adviser. These redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies, and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash and the Fund will not be invested pursuant to its investment strategy during such time. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values, or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may also be required to purchase portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may differ in certain respects (e.g., higher credit quality, shorter duration, and/or shorter maturity) than investments made by the Fund when the Fund is an active component of the Adviser Managed Strategy and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Credit Risk - The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Derivatives Risk - The Fund's use of futures, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk.
Leverage and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
The Fund's use of swaps and over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk - The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Mortgage-Backed Securities Risk - Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk - The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Performance Information
As of February 16, 2011, the Fund had not commenced operations, and therefore did not have a performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 16, 2011
Tactical Defensive Fund (Prospectus Summary) | Tactical Defensive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TACTICAL DEFENSIVE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Preserve principal value and maintain a high degree of liquidity while providing current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager
(Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients'
assets among the Fund, the Tactical Offensive Fixed Income Fund, the Tactical
Offensive Equity Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions
(Adviser Managed Strategy). The Financial Adviser is not the adviser to the
Fund, and is not affiliated with SIMC, the adviser to the Fund. The Adviser
Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the
Financial Adviser will request the redemption of all of the shares for which the
Financial Adviser exercises investment discretion. The Financial Adviser's redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the
Financial Adviser exercises discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an
active component of the Adviser Managed Strategy, the Fund may invest up to 100%
of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations. While such investments are consistent with the
Fund's investment goal, investments made by the Fund when it is not an active component of the Adviser Managed Strategy may differ in certain respects (e.g., higher credit quality, shorter duration, and/or shorter maturity) than investments made by the Fund when the Fund is an active component of the Adviser
Managed Strategy. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Fund and no Sub-Adviser will manage the assets of the Fund. SIMC, the
Financial Adviser or one or more of their affiliates will be the only investors in the Fund when the Fund is not an active component of the Adviser Managed
Strategy.

Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities. The Fund primarily invests in: (i)
U.S. Treasury obligations, including U.S. Treasury inflation-protected securities (TIPs), and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities such as those issued by the Government National
Mortgage Association (GNMA or Ginnie Mae); (ii) securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage
Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation
(FHLMC or Freddie Mac); and (iii) repurchase agreements collateralized by such obligations. In addition, the Fund may invest in mortgage dollar rolls and when-issued and delayed delivery securities. The Fund may also invest in futures contracts, forward contracts and interest rate swaps for speculative or hedging purposes. Futures, forwards and interest rate swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity.
Entities sponsored by the U.S. government are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the
United States government.

Using a top-down strategy and bottom-up security selection, each Sub-Adviser seeks attractively-valued securities with competitive yields. Each Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio.
Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Adviser will strive to maintain a portfolio duration of up to four years under normal market conditions. In addition, SIMC will directly manage a portion of the Fund's portfolio.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Adviser Managed Strategy Risk - The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed
Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser
tactically shifts its clients' assets among the Fund, the Tactical Offensive
Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Fund. These asset shifts among the Funds in the Adviser
Managed Strategy (i.e., an exchange of shares of one Fund for shares of another
Fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed
Strategy, substantially all of the Fund's assets will be periodically redeemed and repurchased at the direction of the Financial Adviser. These redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies, and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash and the Fund will not be invested pursuant to its investment strategy during such time. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values, or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may also be required to purchase portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may differ in certain respects (e.g., higher credit quality, shorter duration, and/or shorter maturity) than investments made by the Fund when the Fund is an active component of the Adviser Managed Strategy and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Credit Risk - The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Derivatives Risk - The Fund's use of futures, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk.
Leverage and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
The Fund's use of swaps and over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk - The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Mortgage-Backed Securities Risk - Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk - The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of February 16, 2011, the Fund had not commenced operations, and therefore did not have a performance history.

Tactical Defensive Fund | Tactical Defensive Fund-Tactical Defensive Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259

[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is an active component of the Adviser Managed Strategy, as discussed further below.